Special Charges and Certain Litigation Charges, Net Special Charges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Special Charges [Abstract]
Special charges	$ 0	$ 40	$ 40	$ 0	$ 0